                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      June 30, 1996
                                                   -------------

Check here if Amendment              [X]          Amendment Number :     3
                                                                     ---------
   This Amendment (Check only one):  [X]          is a restatement
                                     [ ]          adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          ------------------------
Address:  1 Lafayette Place
          ------------------------
          Greenwich, CT 06830
          ------------------------

Form 13F File Number:      28-2610
                         -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ------------------------------------
Title:    Vice President of General Partner
          ------------------------------------
Phone:    (203) 861-4600
          ------------------------------------

Signature, Place, and Date of Signing:

        /s/ E.J. BIRD                  Greenwich, CT          August 13, 1999
------------------------------         -------------          ---------------
         (Signature)                   (City, State)              (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                     21
Form 13F Information Table Value Total:               $787,036
                                                      --------
                                                    (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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                           FORM 13F Information Table

Page 1 of 1

      Column 1:                Column 2:     Column 3:       Column 4:                  Column 5:

                                                                             -------------------------------
                                                            Fair Market      Shares or
                                Title of       CUSIP           Value         Principal     SH/PRN   Put/Call
   Name of Issuer                Class         Number       (x $1,000)        Amount
   --------------               --------       -----        -----------      ---------     ------   --------
American Express Co              Common      025816-10-9       67,518       1,513,000        SH
Bandag Inc.                      Common      059815-10-0        1,733          36,100        SH
Citicorp                         Common      173034-10-9      132,200       1,600,000        SH
Dow Chemical  Co.                Common      260543-10-3       66,143         870,300        SH
Fund Amern Enterprises Hldgs     Common      360768-10-5       25,569         315,668        SH
Federal Home Ln Mtg Corp. *      Common      313400-30-1       33,996         397,610        SH
Glendale Fed Bk Fed Svgs Bk CA   Common      378507-50-3          605          32,700        SH
Fleetwood Enterprises Inc.       Common      339099-10-3        7,260         234,200        SH
Laboratory Corp. Amer. Hldgs     Options     50540R-11-0           26          52,413        SH       Calls
Laboratory Corp. Amer. Hldgs     Options     50540R-11-0          538       1,075,071        SH       Calls
Laboratory Corp. Amer. Hldgs     Common      50540R-10-2        2,938         393,408        SH
Laboratory Corp. Amer. Hldgs     Common      50540R-10-2       20,739       2,776,880        SH
Limited Inc.                     Common      532716-10-7        7,205         350,404        SH
Limited Inc.                     Common      532716-10-7       10,101         491,200        SH
Jostens Inc.                     Common      481088-10-2       18,512         937,300        SH
McKesson Corp.                   Common      581556-10-7       96,398       2,024,100        SH
Phelps Dodge Corp.               Common      717265-10-2       16,592         266,000        SH
Tupperware Corp.                 Common      899896-10-4       13,727         324,900        SH
Southern Pacific Rail Corp.      Common      843584-10-3       28,642       1,145,700        SH
Walters Industries Inc.          Common      93317Q-10-5       18,098       1,751,064        SH
Wells Fargo & Co                 Common      949740-10-4      240,308       1,006,000        SH
* Short position in this
  security                                                    (21,812)       (255,110)

(Confidential portion has
been omitted and filed
separately.)

COLUMN TOTALS                                Grand Total      787,036


      Column 1:                Column 6    Column 7:               Column 8:
                                                               Voting Authority
                                                      --------------------------------
                              Investment    Other
                              Discretion   Managers   (a) Sole   (b) Shared   (c) None
   Name of Issuer
   --------------             ----------   --------   --------   ----------   --------
American Express Co                SOLE              1,513,000
Bandag Inc.                        SOLE                 36,100
Citicorp                           SOLE              1,600,000
Dow Chemical  Co.                  SOLE                870,300
Fund Amern Enterprises Hldgs       SOLE                315,668
Federal Home Ln Mtg Corp. *        SOLE                397,610
Glendale Fed Bk Fed Svgs Bk CA     SOLE                 32,700
Fleetwood Enterprises Inc.         SOLE                234,200
Laboratory Corp. Amer. Hldgs     DEFINED                52,413
Laboratory Corp. Amer. Hldgs       SOLE              1,075,071
Laboratory Corp. Amer. Hldgs     DEFINED               393,408
Laboratory Corp. Amer. Hldgs       SOLE              2,776,880
Limited Inc.                     DEFINED               350,404
Limited Inc.                       SOLE                491,200
Jostens Inc.                       SOLE                937,300
McKesson Corp.                     SOLE              2,024,100
Phelps Dodge Corp.                 SOLE                266,000
Tupperware Corp.                   SOLE                324,900
Southern Pacific Rail Corp.        SOLE              1,145,700
Walters Industries Inc.           DEFINED            1,751,064
Wells Fargo & Co                   SOLE              1,006,000
* Short position in this
  security

(Confidential portion has
been omitted and filed
separately.)
